Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (5.8)	$ (0.3)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	(1.1)	7.1
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	0.1	2.1
Non Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (4.8)	(9.5)
Other derivatives [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2021 years
Currency swap contract [member] | Equity investments [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		7.1
Currency swap contract [member] | Equity investments [member] | Currency risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (1.1)
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2021 years
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2021 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.32.
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Notional amount	$ 120.3
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2022 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.52.
Export financing [member] | Equity investments [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.
Export financing [member] | Equity investments [member] | Exchange and currency risk rate [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2021 years
Derivative financial instrument assets and liability		1.4
Description of financial instruments designated as hedging instruments	Interest rate and cross-currency swap
Export financing [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (4.7)	(9.7)
Notional amount	$ 100.0
Export financing [member] | Other derivatives [member] | Exchange and currency risk rate [member] | Settlement 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		0.3
Description of financial instruments designated as hedging instruments	Non-Deliverable Forwards to exchanges Euro currency debt to US Dollars currency.
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(0.1)
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ 0.1	0.8
Description of financial instruments designated as hedging instruments	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.
Notional amount	$ 13.9
Acquisition of property plant and equipment [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative financial instrument assets and liability	$ (0.1)	$ (0.1)
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.
Notional amount	$ 1.8
Derivatives designated as hedge accounting [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivatives designated as hedge accounting [member] | Export financing [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.